UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05977)

Exact name of registrant as specified in charter:	Putnam New Jersey Tax Exempt Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2019

Date of reporting period:	February 28, 2019

Item 1. Schedule of Investments:

Putnam New Jersey Tax Exempt Income Fund
The fund's portfolio
2/28/19 (Unaudited)
Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
BAN — Bond Anticipation Notes
G.O. Bonds — General Obligation Bonds
G.O. Notes — General Obligation Notes
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.74% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (99.3%)(a)
	Rating(RAT)	Principal amount	Value
California (0.4%)
San Bernardino, Cmnty. College Dist. G.O. Bonds, Ser. B, 4.00%, 8/1/33	Aa2	$550,000	$594,644

			594,644
Delaware (0.7%)
DE River & Bay Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/42	A1	1,000,000	1,087,630

			1,087,630
Guam (0.3%)
Territory of GU, Govt. Ltd. Oblig. Rev. Bonds, (Section 30), Ser. A, 5.75%, 12/1/34 (Prerefunded 12/1/19)	AAA/P	500,000	515,600

			515,600
New Jersey (86.1%)
Atlantic City, G.O. Bonds, (Tax Appeal)
Ser. A, BAM, 5.00%, 3/1/42	Baa1	1,000,000	1,097,220
Ser. B, AGM, 5.00%, 3/1/37	AA	1,000,000	1,111,350
Bayonne, G.O. Bonds, (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	700,000	772,121
Brick Twp., G.O. Notes, 4.00%, 6/28/19	Aaa	1,500,000	1,511,580
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds, (The Evergreens), 5.625%, 1/1/38	BB+/P	1,450,000	1,390,594
Camden Cnty., Impt. Auth. Hlth. Care Rev. Bonds, (Cooper Hlth. Syst. Oblig. Group), 5.00%, 2/15/35	Baa1	250,000	268,270
Essex Cnty., Impt. Auth. Rev. Bonds, NATL, 5.50%, 10/1/30	Aaa	1,290,000	1,658,605
Ewing Twp., G.O. Notes, 3.00%, 6/7/19	Aa2	1,000,000	1,002,880
Garden State Preservation Trust Rev. Bonds
(Open Space & Farmland 2005), Ser. A, AGM, 5.75%, 11/1/28	AA	2,000,000	2,430,960
Ser. B, AGM, zero %, 11/1/24	AA	6,000,000	5,264,100
Hillsborough Twp., School Dist. G.O. Bonds, AGM, 5.375%, 10/1/21	AA	1,720,000	1,871,343
Lyndhurst Twp., BAN G.O. Notes, 2.75%, 9/12/19	Aa1	2,000,000	2,010,200
Monmouth Cnty., Impt. Auth. Rev. Bonds, Ser. B, 4.00%, 7/15/34	Aaa	1,250,000	1,345,638
New Brunswick, G.O. Notes, BAN, 3.00%, 5/30/19	A1	2,000,000	2,005,400
NJ Inst. of Tech. Rev. Bonds, Ser. A, 5.00%, 7/1/32	A1	870,000	945,655
NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	1,000,000	1,110,840
(Paterson Charter School Science & Tech.), Ser. A, 6.00%, 7/1/32	BB-	800,000	805,416
(School Fac. Construction), Ser. AA, 5.25%, 12/15/33	Baa1	1,000,000	1,008,210
Ser. WW, 5.25%, 6/15/32	Baa1	1,000,000	1,093,330
(Continental Airlines, Inc.), 5.25%, 9/15/29	BB	300,000	325,902
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	1,000,000	1,056,600
(Cranes Mill), 5.00%, 1/1/39	BBB+/F	1,250,000	1,347,913
(Provient Group-Kean Properties), Ser. A, 5.00%, 7/1/37	BBB-	250,000	266,988
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,750,000	1,957,743
Ser. AAA, 5.00%, 6/15/36	Baa1	550,000	590,535
Ser. DDD, 5.00%, 6/15/35	Baa1	1,800,000	1,934,640
(Provident Group-Rowan Properties, LLC), Ser. A, 5.00%, 1/1/35	Baa3	750,000	796,590
(Seeing Eye, Inc. (The)), 5.00%, 6/1/32	A	1,250,000	1,461,438
(NYNJ Link Borrower, LLC), AGM, 5.00%, 1/1/31	AA	1,150,000	1,256,881
(Biomedical Research Fac.), Ser. A, 5.00%, 7/15/30	Baa1	1,000,000	1,099,190
(United Methodist Homes), Ser. A, 5.00%, 7/1/29	BBB-/F	500,000	525,210
Ser. B, 5.00%, 11/1/26	Baa1	3,000,000	3,408,930
5.00%, 6/15/26	Baa1	2,000,000	2,144,040
(School Facs. Construction), Ser. NN, 5.00%, 3/1/25	Baa1	3,000,000	3,245,460
(Middlesex Wtr. Co., Inc.), Ser. A, 5.00%, 10/1/23	A+	1,500,000	1,698,840
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A, 4.75%, 6/15/32	Baa2	1,000,000	1,029,920
NJ State Econ. Dev. Auth. School Rev. Bonds, (Foundation Academy Charter School), Ser. A
5.00%, 7/1/50	BBB-	1,000,000	1,048,650
5.00%, 7/1/38	BBB-	300,000	317,301
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Ba1	1,750,000	1,875,090
NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds, (NJ American Wtr. Co.)
Ser. A, 5.70%, 10/1/39	A1	3,500,000	3,570,770
Ser. B, 5.60%, 11/1/34	A1	500,000	517,845
Ser. D, 4.875%, 11/1/29	A1	700,000	726,593
NJ State Edl. Fac. Auth. Rev. Bonds
(U. of Med. and Dentistry), Ser. B, U.S. Govt. Coll., 7.50%, 12/1/32 (Prerefunded 6/1/19)	AAA/P	500,000	507,140
(Kean U.), Ser. A, 5.50%, 9/1/36 (Prerefunded 9/1/19)	A2	1,635,000	1,666,752
(Ramapo College of NJ), Ser. B, 5.00%, 7/1/37	A2	820,000	888,011
(Rider U.), Ser. A, 5.00%, 7/1/37	Baa2	500,000	513,610
(Stevens Inst. of Tech.), Ser. A, 5.00%, 7/1/35	A-	1,200,000	1,369,476
(Montclair State U.), Ser. B, 5.00%, 7/1/34	A2	500,000	568,875
(Princeton U.), Ser. B, 5.00%, 7/1/34	Aaa	2,000,000	2,380,480
(College of NJ (The)), Ser. G, 5.00%, 7/1/30	A2	1,000,000	1,141,770
(College of NJ (The)), Ser. F, 5.00%, 7/1/29	A2	500,000	577,935
(William Paterson U.), AGC, 5.00%, 7/1/28	AA	150,000	150,329
(William Paterson U.), Ser. E, BAM, 5.00%, 7/1/23	AA	1,000,000	1,123,160
NJ State Higher Ed. Assistance Auth. Rev. Bonds, (Student Loan)
Ser. A, 5.625%, 6/1/30	AAA	1,750,000	1,766,205
Ser. 2, 5.00%, 12/1/26	Aaa	55,000	57,380
Ser. 1A, 5.00%, 12/1/22	Aaa	2,500,000	2,739,000
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), AGM, U.S. Govt. Coll., 6.75%, 7/1/19 (Escrowed to maturity)	AA	1,130,000	1,148,894
(Chilton Memorial Hosp.), U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	2,000,000	2,026,740
(St. Peter's U. Hosp.), 5.75%, 7/1/37	Ba1	1,500,000	1,503,645
(U. Hosp. of NJ), Ser. A, AGM, 5.00%, 7/1/46	AA	500,000	539,790
(Hunterdon Med. Ctr.), 5.00%, 7/1/45	A-	1,000,000	1,073,900
(Barnabas Hlth. Oblig. Group), 5.00%, 7/1/44	AA-	1,000,000	1,084,330
(Barnabas Hlth. Oblig. Group), 5.00%, 7/1/43	AA-	2,000,000	2,243,880
(Inspira Hlth. Oblig. Group), Ser. A, 5.00%, 7/1/42	A2	1,000,000	1,113,640
(St. Joseph's Healthcare Syst. Oblig. Group), 5.00%, 7/1/41	Baa3	2,015,000	2,148,373
(Princeton HealthCare Syst.), Ser. A, 5.00%, 7/1/39	AA	1,000,000	1,130,010
(Robert Wood Johnson U. Hosp.), Ser. A, 5.00%, 7/1/39	AA-	1,000,000	1,101,930
(Hackensack Meridian Hlth.), Ser. A, 5.00%, 7/1/35	AA-	800,000	919,960
(St. Lukes Warren Hosp.), 5.00%, 8/15/31	A3	1,000,000	1,092,160
(AHS Hosp. Corp.), Ser. A, 5.00%, 7/1/27	Aa3	25,000	25,068
(Holy Name Med. Ctr.), 5.00%, 7/1/25	Baa2	1,000,000	1,037,970
(RWJBarnabas Hlth. Oblig. Group), Ser. A, 4.00%, 7/1/43	AA-	500,000	512,305
(AHS Hosp. Corp.), 4.00%, 7/1/41	Aa3	1,000,000	1,018,160
NJ State Hlth. Care Fac. Fin. Auth. VRDN
(AHS Hosp. Corp.), Ser. B, 1.71%, 7/1/36	VMIG 1	600,000	600,000
(Compensation Program), Ser. A-4, 1.70%, 7/1/27	VMIG 1	875,000	875,000
(Virtua Hlth.), Ser. C, 0.91%, 7/1/43	A-1	2,665,000	2,665,000
NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
(Single Family Hsg.), Ser. A, 4.50%, 10/1/48	AA	1,475,000	1,598,930
Ser. A, 4.20%, 11/1/32	AA-	945,000	960,432
NJ State Tpk. Auth. Mandatory Put Bonds (1/1/21), Ser. C-5, 2.216%, 1/1/28	A+	600,000	601,386
NJ State Tpk. Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/48	A+	1,000,000	1,137,070
Ser. B, 5.00%, 1/1/40	A+	1,000,000	1,138,180
Ser. G, 5.00%, 1/1/37	A+	500,000	575,055
Ser. A, 5.00%, 1/1/35	A+	1,000,000	1,145,590
Ser. A, 5.00%, 1/1/35	A+	1,000,000	1,132,070
Ser. E, 5.00%, 1/1/34	A+	1,250,000	1,405,600
Ser. A, 5.00%, 1/1/33	A+	1,000,000	1,126,360
Ser. E, 5.00%, 1/1/33	A+	200,000	234,372
Ser. E, 5.00%, 1/1/32	A+	1,000,000	1,177,970
Ser. A, 5.00%, 1/1/24 (Prerefunded 7/1/22)	A+	80,000	88,744
NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Program), Ser. AA, 5.25%, 6/15/41	Baa1	2,000,000	2,130,820
(Trans. Syst.), Ser. B, 5.25%, 6/15/36	Baa1	1,000,000	1,039,270
(Trans. Program), Ser. AA, 5.25%, 6/15/32	Baa1	2,000,000	2,186,660
(Trans. Syst.), Ser. D, 5.25%, 12/15/23	Baa1	2,000,000	2,244,520
(Trans. Syst.), Ser. A, 5.25%, 12/15/22	Baa1	1,000,000	1,102,080
Ser. A, 5.00%, 12/15/35	Baa1	1,000,000	1,086,030
Ser. A, 5.00%, 12/15/33	Baa1	500,000	548,705
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	705,000	787,570
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	960,000	1,087,229
(Trans. Syst.), Ser. A, zero %, 12/15/33	Baa1	2,500,000	1,343,175
(Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	Baa1	2,400,000	2,000,544
North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds, NATL
zero %, 12/15/27	Aa2	1,005,000	798,663
zero %, 12/15/26	Aa2	1,000,000	823,660
North Hudson, Swr. Auth. Rev. Bonds, Ser. A
5.00%, 6/1/42	A+	1,885,000	2,027,280
5.00%, 6/1/42 (Prerefunded 6/1/22)	AAA/P	115,000	126,878
Parsippany-Troy Hills, Twp. Fire Dist. No. 1 G.O. Notes, 2.75%, 4/2/19	A1	1,750,000	1,750,945
Rutgers State U. Rev. Bonds, Ser. M, 5.00%, 5/1/34	Aa3	1,000,000	1,148,090
Salem Cnty., Poll Control Fin. Auth. Rev. Bonds, (Chambers Cogeneration LP), Ser. A, 5.00%, 12/1/23	Baa3	350,000	370,853
South Jersey, Port Corp. Rev. Bonds, (Marine Term.), Ser. S-1
5.00%, 1/1/39	Baa1	250,000	270,590
5.00%, 1/1/35	Baa1	500,000	547,515
Sussex Cnty., Muni. Util. Auth. Rev. Bonds, (Waste Wtr. Facs.), Ser. B, AGM, zero %, 12/1/30	AA+	1,500,000	1,091,325
Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. B, 5.00%, 6/1/46	BBB	1,000,000	1,013,970
Ser. A, 5.00%, 6/1/35	A-	1,500,000	1,675,020
Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds, (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	1,500,000	1,627,260

			141,368,070
New York (8.2%)
MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A2	2,000,000	2,118,800
Port Auth. of NY & NJ Rev. Bonds
Ser. 93rd, 6.125%, 6/1/94	Aa3	5,000,000	5,936,942
Ser. 189th, 5.00%, 5/1/45	Aa3	1,000,000	1,118,940
Ser. 194, 5.00%, 10/15/41	Aa3	1,000,000	1,132,340
Ser. 207th, 5.00%, 9/15/31	Aa3	550,000	646,542
Ser. 207th, 5.00%, 9/15/30	Aa3	1,150,000	1,364,993
Port Auth. of NY & NJ Special Oblig. Rev. Bonds, (KIAC Partners Special Project - 5th Installment), 6.75%, 10/1/19	BBB-/P	180,000	183,753
Port Auth. of NY & NJ Special Oblig. Rev. Bonds, (John F. Kennedy Intl. Air Term.), 6.00%, 12/1/42	Baa1	1,000,000	1,056,940

			13,559,250
Pennsylvania (1.1%)
Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. A
5.00%, 1/1/39	A+	750,000	874,980
5.00%, 1/1/38	A+	750,000	876,878

			1,751,858
Puerto Rico (0.6%)
Cmnwlth. of PR, G.O. Bonds, (Pub. Impt.), Ser. A, NATL, 5.50%, 7/1/20	Baa2	1,000,000	1,026,010

			1,026,010
Texas (1.9%)
Bexar Cnty., G.O. Bonds, 4.00%, 6/15/33	Aaa	750,000	801,893
Dallas, Area Rapid Transit Rev. Bonds, Ser. A, 5.00%, 12/1/46	AA+	2,000,000	2,250,040

			3,051,933
TOTAL INVESTMENTS

Total investments (cost $155,736,061)			$162,954,995

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2018 through February 28, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $164,084,941.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.74%, 2.49% and 2.62%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	State debt	18.3%
	Transportation	17.9
	Healthcare	14.8
	Local debt	11.7
	Education	11.1
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$162,954,995	$—

Totals by level	$—	$162,954,995	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Jersey Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2019